Income Tax (Tables)	9 Months Ended
Sep. 30, 2011
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the nine months ended September 30, 2011 compared to a net expense for the same period in 2010, constitutes the following:

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	270	30
Charge for deferred taxation (2)	182	97
	452	127

Income from continuing operations before income tax and equity income in associates	1,619	197

(1) The higher current taxation is mainly due to higher earnings and foreign exchange differences for the nine months ended September 30, 2011.

(2) The higher deferred taxation in 2011 mainly relates to the reversal of deferred taxation assets arising from the utilization of tax losses in South Africa, partly negated by the reversal of valuation allowances in North America due to the fulfillment of recognition requirements of FASB ASC guidance during the third quarter of 2011. Deferred taxation in 2010 included tax credits from the close out of the hedge book effected during the latter part of the year.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	52	149
Additions for tax positions identified in prior years	7	8
Reductions for tax positions identified in prior years	-	(113)
Translation	(10)	8
Balance at end of period (1)	49	52

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2011, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2011		5
Interest accrued as at September 30, 2011		11